Product Sales Product Sales (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Aug. 29, 2013	May 30, 2013	Feb. 28, 2013	Nov. 29, 2012	Aug. 30, 2012	May 31, 2012	Mar. 01, 2012	Dec. 01, 2011	Aug. 29, 2013	Aug. 30, 2012	Sep. 01, 2011
Revenue from External Customer [Line Items]
Net sales	$ 2,843	$ 2,318	$ 2,078	$ 1,834	$ 1,963	$ 2,172	$ 2,009	$ 2,090	$ 9,073	$ 8,234	$ 8,788
DRAM [Member]
Revenue from External Customer [Line Items]
Net sales									4,361	3,178	3,620
NAND Flash [Member]
Revenue from External Customer [Line Items]
Net sales									3,589	3,627	3,193
NOR Flash [Member]
Revenue from External Customer [Line Items]
Net sales									792	977	1,547
Other [Member]
Revenue from External Customer [Line Items]
Net sales									$ 331	$ 452	$ 428